Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Charters-out [Abstract]
Minimum Future Charter Revenue

Period/Year	Amount
July to December 2016	123,892
2017	264,377
2018	190,109
2019	156,680
2020 to 2030	650,816

Minimum charter payments	1,385,874